DARPA Grant Revenue - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Revenue Reconciling Item [Line Items]
Allowable costs of reimbursable	$ 5,000
Maximum
Segment Reporting Revenue Reconciling Item [Line Items]
Reimbursement amount	$ 5,000
Cooperative Agreement [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues		$ 0	$ 3,600
Reimbursable for allowable costs			$ 5,000